PROPERTY, PLANT AND EQUIPMENT - Major Components of Property, Plant, and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment [Line Items]
Property, plant and equipment, gross	$ 3,418	$ 3,348
Accumulated depreciation	(1,820)	(1,781)
Property, plant and equipment, net	1,598	1,567
Land
Property, plant and equipment [Line Items]
Property, plant and equipment, gross	74	79
Buildings and improvements
Property, plant and equipment [Line Items]
Property, plant and equipment, gross	675	686
Machinery and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment, gross	1,678	1,722
Other equipment and leasehold improvements
Property, plant and equipment [Line Items]
Property, plant and equipment, gross	342	360
Equipment on operating lease
Property, plant and equipment [Line Items]
Property, plant and equipment, gross	73	65
Construction in progress
Property, plant and equipment [Line Items]
Property, plant and equipment, gross	$ 576	$ 436